Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013
Assets purchased
Current assets	$ 4
Property, plant and equipment	2
Other assets	4
Deferred income tax asset	39
Goodwill	31	[1]
Assets Acquired	186
Liabilities assumed [Abstract]
Liabilities assumed	(23)
Deferred income tax liability	(38)
Deferred income tax liability	(61)
Net non-cash assets acquired	125
Cash acquired	1
Payments to Acquire Businesses, Including Cash Acquired	126
Consideration
Cash consideration	93
Fair value of equity interest previously held	20
Business Combination, Contingent Consideration, Liability	13	[2]
Business Combination, Consideration Transferred	126
Customer relationship intangible [Member]
Assets purchased
Customer relationship intangible, acquired technology, research and development in process and patents	10
Acquired technology
Assets purchased
Customer relationship intangible, acquired technology, research and development in process and patents	$ 96

[1]	Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. None of the goodwill resulting from certain assets purchased in fiscal 2013 is expected to be deductible for tax purposes. The entire goodwill balance was included in the goodwill impairment charge incurred in fiscal 2013, as discussed in Note 5.
[2]	The Company has agreed to additional consideration contingent upon the retention of key employees for a period of 24 months from the acquisition date.